Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Jennison Natural Resources Fund, Inc.
Entity Central Index Key	0000816753
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
PGIM Jennison Natural Resources Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class A
Trading Symbol	PGNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Natural Resources Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a per ce ntage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class A	$62	1.28%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.28%
Net Assets	$ 640,142,891
Holdings Count | Holding	44
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 640,142,891
Number of fund holdings	44
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (9.0% represents investments purchased with collateral from securities on loan)	60.7%
Canada	20.3%
France	9.1%
United Kingdom	4.6%
Brazil	3.7%
Turkey	3.4%
Congo (Democratic Republic)	3.4%
Ivory Coast	3.0%
Zambia	0.8%
South Africa	0.0%*
109.0%
Liabilities in excess of other assets	(9.0)%
100.0%

*	Less than 0.05%

PGIM Jennison Natural Resources Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class C
Trading Symbol	PNRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Natural Resources Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a per centage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class C	$100	2.08%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.08%
Net Assets	$ 640,142,891
Holdings Count | Holding	44
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 640,142,891
Number of fund holdings	44
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (9.0% represents investments purchased with collateral from securities on loan)	60.7%
Canada	20.3%
France	9.1%
United Kingdom	4.6%
Brazil	3.7%
Turkey	3.4%
Congo (Democratic Republic)	3.4%
Ivory Coast	3.0%
Zambia	0.8%
South Africa	0.0%*
109.0%
Liabilities in excess of other assets	(9.0)%
100.0%

*	Less than 0.05%

PGIM Jennison Natural Resources Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class R
Trading Symbol	JNRRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Jennison Natural Resources Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a perce nt age of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class R	$75	1.56%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.56%
Net Assets	$ 640,142,891
Holdings Count | Holding	44
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 640,142,891
Number of fund holdings	44
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (9.0% represents investments purchased with collateral from securities on loan)	60.7%
Canada	20.3%
France	9.1%
United Kingdom	4.6%
Brazil	3.7%
Turkey	3.4%
Congo (Democratic Republic)	3.4%
Ivory Coast	3.0%
Zambia	0.8%
South Africa	0.0%*
109.0%
Liabilities in excess of other assets	(9.0)%
100.0%

*	Less than 0.05%

PGIM Jennison Natural Resources Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class Z
Trading Symbol	PNRZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Natural Resources Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a perce nt age of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class Z	$45	0.93%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%
Net Assets	$ 640,142,891
Holdings Count | Holding	44
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 640,142,891
Number of fund holdings	44
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (9.0% represents investments purchased with collateral from securities on loan)	60.7%
Canada	20.3%
France	9.1%
United Kingdom	4.6%
Brazil	3.7%
Turkey	3.4%
Congo (Democratic Republic)	3.4%
Ivory Coast	3.0%
Zambia	0.8%
South Africa	0.0%*
109.0%
Liabilities in excess of other assets	(9.0)%
100.0%

*	Less than 0.05%

PGIM Jennison Natural Resources Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class R6
Trading Symbol	PJNQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Natural Resources Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 inve st ment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class R6	$40	0.83%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.83%
Net Assets	$ 640,142,891
Holdings Count | Holding	44
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 640,142,891
Number of fund holdings	44
Portfolio turn ov er rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (9.0% represents investments purchased with collateral from securities on loan)	60.7%
Canada	20.3%
France	9.1%
United Kingdom	4.6%
Brazil	3.7%
Turkey	3.4%
Congo (Democratic Republic)	3.4%
Ivory Coast	3.0%
Zambia	0.8%
South Africa	0.0%*
109.0%
Liabilities in excess of other assets	(9.0)%
100.0%

*	Less than 0.05%